Significant Accounting Judgments, Estimates and Assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Significant Accounting Judgments, Estimates and Assumptions
Net loss for the period	€ (188,427)	€ (63,479)
Weighted average IBR	4.05%	4.12%	4.51%